Leases - Future minimum lease payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)
Future minimum lease payments
2024	¥ 35,632
2025	34,332
2026	24,028
2027	18,396
2028	18,396
2029 and thereafter	58,616
Total lease payments	189,400
Less imputed interest	(46,672)
Present value of lease liabilities	142,728
Operating lease liabilities, current	35,123	$ 4,947	¥ 31,110	¥ 42,094
Operating lease liabilities, non-current	¥ 107,605	$ 15,156	¥ 68,768	¥ 46,250